Investments in Unconsolidated Real Estate Entities - Schedule of Equity Method Investments (Details) - Unconsolidated Properties - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 152,596	$ 190,733	$ 30,000
3800 Main | Houston, TX | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	50.00%	50.00%
Equity method investments	$ 10,227	$ 10,347
Alpha Mill | Charlotte, NC | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	57.20%	57.20%
Equity method investments	$ 21,876	$ 22,034
Cottonwood Bayview | St. Petersburg, FL | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	71.00%	71.00%
Equity method investments	$ 31,450	$ 31,399
Cottonwood Ridgeview | Plano, TX | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	90.50%	90.50%
Equity method investments	$ 3,881	$ 34,352
Fox Point | Salt Lake City, UT | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	52.80%	52.80%
Equity method investments	$ 15,742	$ 16,056
Toscana At Valley Ridge | Lewisville, TX | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	58.60%	58.60%
Equity method investments	$ 9,625	$ 9,370
Melrose Phase II | Nashville, TN | Stabilized Properties
Schedule of Equity Method Investments [Line Items]
% Owned	79.80%	79.80%
Equity method investments	$ 6,945	$ 15,523
Lector85 | Ybor City, FL | Preferred Equity Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	13,425	13,010	11,396
Vernon Boulevard | Queens, NY | Preferred Equity Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	18,658	18,079	15,886
Riverfront | West Sacramento, CA | Preferred Equity Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	17,569	16,884	$ 2,718
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 3,198	$ 3,679